Borrowings - Schedule of Repurchase Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 14,374,863	₩ 16,334,365
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 14,372,761	16,329,799
Individuals, groups and corporations | Bottom of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.00%
Individuals, groups and corporations | Top of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	9.75%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 2,102	₩ 4,566
Counter sale | Bottom of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.20%
Counter sale | Top of range [member]
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	2.00%